AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated November 26, 2014 (“Supplement”) to each

Summary Prospectus of each Fund

This Supplement updates certain information contained in the Summary Prospectuses of each Fund. Please review this important information carefully. You may obtain copies of a Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

The Board of Trustees of the AQR Funds (the “Board”) has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Summary Prospectus of each Fund is amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund’s current investment program.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

1